SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Classic Value Fund (the “Fund”)

Effective immediately, Jean-Baptiste Nadal, CFA and Miguel Giaconi, CFA are removed as portfolio managers to the Fund. All references to Mssrs. Nadal and Giaconi are hereby removed.

Effeective immediately, James M. Tringas, CFA, Bryant VanCronkhite, CFA, CPA and Shane Zweck, CFA are hereby added as portfolio managers to the Fund.

Effective immediatley, the second paragraph of the Fund’s strategy is removed and replaced with the following:

We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

I. Prospectus In the Fund’s prospectus section entitled “Fund Summary – Fund Management”, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, CFA, Portfolio Manager / 2021 Bryant VanCronkhite, CFA, CPA, Portfolio Manager / 2021 Shane Zweck, CFA, Portfolio Manager / 2021

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

James M. Tringas, CFA Classic Value Fund	Mr. Tringas joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Managing Director and Senior Portfolio Manager with the Special Global Equity team.
Bryant VanCronkhite, CFA, CPA Classic Value Fund

Mr. VanCronkhite joined Wells Capital Management or one of its predecessor firms in 2003, where he currently serves as a Managing Director and Senior Portfolio Manager with the Special Global Equity team.

Shane Zweck, CFA Classic Value Fund	Mr. Zweck joined Wells Capital Management or one of its predecessor firms in 2007. He currently serves as a Portfolio Manager on the Special Global Equity team.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

James M. Tringas, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$1.39 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	6
	Total Assets Managed	$423.95 M
	Number of Accounts Subject to Performance Fee	1

Assets of Accounts Subject to Performance Fee	$40.85 M
Other Accounts
Number of Accounts	15
Total Assets Managed	$845.44 M
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mssrs. Tringas, VanCronkhite and Zweck will become portfolio managers of the Fund on January 27, 2021. The information presented in this table is as of July 31, 2020, at which time Mssrs. Tringas, VanCronkhite and Zweck were not portfolio managers of the Fund.

Bryant VanCronkhite, CFA, CPA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$1.39 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	6
	Total Assets Managed	$423.95 M
	Number of Accounts Subject to Performance Fee	1
	Assets of Accounts Subject to Performance Fee	$40.85 M
	Other Accounts
	Number of Accounts	15
	Total Assets Managed	$845.44 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mssrs. Tringas, VanCronkhite and Zweck will become portfolio managers of the Fund on January 27, 2021. The information presented in this table is as of July 31, 2020, at which time Mssrs. Tringas, VanCronkhite and Zweck were not portfolio managers of the Fund.

Shane Zweck, CFA[1]	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$9.02 B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$170.79 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	5
	Total Assets Managed	$475.14 M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mssrs. Tringas, VanCronkhite and Zweck will become portfolio managers of the Fund on January 27, 2021. The information presented in this table is as of July 31, 2020, at which time Mssrs. Tringas, VanCronkhite and Zweck were not portfolio managers of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
James M. Tringas, CFA[2]	Classic Value Fund	$0
Bryant VanCronkhite, CFA, CPA[1]	Classic Value Fund	$0
Shane Zweck, CFA[1]	Classic Value Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mssrs. Tringas, VanCronkhite and Zweck will become portfolio managers of the Fund on January 27, 2021. The information presented in this table is as of July 31, 2020, at which time Mssrs. Tringas, VanCronkhite and Zweck were not portfolio managers of the Fund.

January 27, 2021	LCAM011/P103SP